Description of Business and Nature of Operations - Additional Information (Detail)	6 Months Ended
Jun. 30, 2025 Asset Agreement
Description Of Business And Nature Of Operations [Line Items]
Number of long-term purchase agreements	40
Number of precious metal purchase agreements	32
Number of early deposit long-term purchase agreements	3
Number of royalty long-term precious metal purchase agreements	5
Number of mining companies engaged in precious metal purchase agreements	33
Number of currently operating mining assets | Asset	20
Number of mining assets under various stages of development | Asset	24
Number of countries operating mining assets | Asset	18
Number of mining assets placed in care and maintenance | Asset	2